Daniel H. April	Of Counsel
Patrick J. Dolan	David F. Cunningham
John M. Hickey	C.W.N. Thompson, Jr.

Megan Hadley Koehler *
* Not Admitted in NM

October 2, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:Thornburg Investment Trust (the “Trust” or “Registrant”)
File Nos. 33-14905/811-05201
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Trust, in accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify that the forms of the Prospectuses and Statements of Additional Information for the Thornburg Short Duration Municipal Fund (Class A and Class I shares), Thornburg Limited Term Municipal Fund (Class A, Class C, Class C2 and Class I shares), Thornburg Intermediate Municipal Fund (Class A, Class C, Class C2 and Class I shares), Thornburg California Limited Term Municipal Fund (Class A, Class C, Class C2 and Class I shares), Thornburg Limited Term U.S. Government Fund (Class A, Class C, Class C2 and Class I shares), Thornburg Ultra Short Income Fund (Class A and Class I shares), Thornburg Limited Term Income Fund (Class A, Class C, Class C2 and Class I shares), Thornburg Value Fund (Class A, Class C, Class I, Class R3, Class R4 and Class R5 shares), and Thornburg Core Growth Fund (Class A, Class C, Class I, Class R3, Class R4 and Class R5 shares) that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 135 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 148 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, which was filed electronically with the Commission on September 29, 2020.

Please contact me if you have any questions.

Sincerely,

/s/ Daniel April

Daniel April

460 St. Michael’s Drive	E-mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Suite 1000	Web address: www.catchlaw.com	Extension 103
Santa Fe, New Mexico 87505		Fax: (505) 988-2901